SIGNIFICANT ACCOUNTING POLICIES (Details 4) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative liabilities		$ 0	$ 2,984,010
Additional paid in capital	$ 48,509,276	48,017,926	40,121,845
Accumulated deficit	$ (44,284,527)	(42,143,101)	$ (39,425,900)
Accounting Standards Update 2017-11 [Member]
Derivative liabilities		0
Additional paid in capital		40,881,783
Accumulated deficit		(37,203,380)
Accounting Standards Update 2017-11 [Member] | Previously Reported [Member]
Derivative liabilities		2,984,010
Additional paid in capital		40,120,293
Accumulated deficit		(39,425,900)
Accounting Standards Update 2017-11 [Member] | Restatement Adjustment [Member]
Derivative liabilities		(2,984,010)
Additional paid in capital		761,490
Accumulated deficit		$ 2,222,520